Fair Value Measurements - Financial Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Second Lien Notes
Fair Value of Financial Instruments
Unamortized debt discount and debt issuance costs		$ 17,210	$ 21,097
Carrying Amount | Credit Facility
Fair Value of Financial Instruments
Long-term debt	$ 89,000	225,000	100,000
Carrying Amount | Second Lien Notes
Fair Value of Financial Instruments
Long-term debt		412,790	408,903
Unamortized debt discount and debt issuance costs		17,200	21,100
Fair value | Credit Facility
Fair Value of Financial Instruments
Long-term debt	$ 89,000	225,000	100,000
Fair value | Level 2 | Second Lien Notes
Fair Value of Financial Instruments
Long-term debt		$ 433,196	$ 463,058